UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6100

     Seligman Quality Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

     Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	10/31

Date of reporting period:	4/30/04

ITEM 1. REPORTS TO STOCKHOLDERS.

      SELIGMAN QUALITY MUNICIPAL FUND, INC.
       Semi-annual Report April 30, 2004

SELIGMAN

————O————

QUALITY

————O————

MUNICIPAL
FUND, INC.

Mid-Year Report
April 30, 2004

To the Stockholders

     Your mid-year Stockholder report for Seligman Quality Municipal Fund follows this letter. This report contains the Fund’s performance history, portfolio of investments, and financial statements.

     For the six months ended April 30, 2004, Seligman Quality Municipal Fund posted a total return of -0.23% based on market price and 0.58% based on net asset value. The Fund’s annualized distribution rate based on the current monthly dividend of $0.061 per share and market price on April 30, 2004, was 6.00%. This is equivalent to a taxable yield of 9.23% based on the maximum federal income tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 0.849% to 1.22%.

     A meeting of the Fund’s Stockholders was held on May 13, 2004, at the Fund’s offices in New York City. At the meeting, all director nominees were elected and the selection of the Fund’s auditors was ratified. Complete details of the vote are provided on page 14 of this report.

     On May 20, 2004, the Fund’s Board of Directors approved a change in the monthly dividend payment to the Fund’s common stock, effective June 2004. The new dividend for the Fund will be $0.054 per share, which represents an 11.5% decrease in the amount of the monthly dividend previously paid to Stockholders. This dividend change is the result of the repositioning of the Fund’s investment portfolio in anticipation of a gradual rise in interest rates, which the Manager believes will benefit Stockholders if interest rates rise.

     We thank you for your continued support of Seligman Quality Municipal Fund and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

June 4, 2004

Investment Results For Common Stock (unaudited)

TOTAL RETURNS*
For Periods Ended April 30, 2004

			Average Annual

	Three	Six	One	Five	Ten
	Months	Months	Year	Years	Years

Market Price**	(5.41)%	(0.23)%	0.71%	4.23%	6.40%

Net Asset Value**	(2.02)	0.58	1.78	5.71	7.04

PRICE PER SHARE

	April 30,	January 31,	October 31,
	2004	2004	2003

Market Price	$12.20	$13.08	$12.58

Net Asset Value	13.97	14.46	14.29

DIVIDEND AND CAPITAL GAIN PER SHARE, AND YIELD INFORMATION
For the Periods Ended April 30, 2004

	Capital Gainø

Dividend Paid†	Realized	Unrealized	SEC Yield‡

$0.371	$0.101	$0.667††	3.82%

ANNUALIZED DISTRIBUTION RATE

The annualized distribution rate, based on the current monthly dividend of $0.061 and market price at April 30, 2004, was 6.00%, which is equivalent to a tax-equivalent rate of 9.23% based on the maximum regular federal income tax rate of 35%.The tax-equivalent yield does not reflect any alternative minimum taxes to which an investor may be subject. Beginning June 2004, the monthly dividend will be reduced from $0.061 per share to $0.054 per share.

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that investors may pay on Fund distributions or on the sale of Fund shares. Past performance is not indicative of future investment results. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

*	Returns for periods of less than one year are not annualized.
**	These rates of return reflect changes in the market price or net asset value, as applicable, and assume that all distributions within the period are invested in additional shares.
†	For the six months ended April 30, 2004, Preferred Stockholders were paid dividends at annual rates ranging from 0.849% to 1.22%. Earnings on the Fund’s assets in excess of the preferred dividend requirements constituted income available for dividends to Common Stockholders.

††	Represents the per share amount of unrealized appreciation of portfolio securities as of April 30, 2004.
ø	Information does not reflect the effect of capital loss carryforward that is available to offset these and future net realized capital gains. See Note 6 to Financial Statements.
‡	Current yield, representing the annualized yield (after dividends on Preferred Stock) for the 30-day period ended April 30, 2004, has been computed in accordance with SEC regulations and will vary.

Portfolio of Investments (unaudited)			April 30, 2004

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Alabama — 8.3%	$5,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039Ø	Aaa/AAA	$5,497,250
Alaska — 3.5%	2,000,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa/AAA	2,288,540
Arizona — 6.5%	4,000,000	Arizona Agricultural Improvement & Power District
		Rev. (Salt River Project), 5% due 12/1/2014	Aaa/AAA	4,269,760
California — 23.9%	4,000,000	Foothill/Eastern Transportation Corridor Agency Toll
		Road Rev., 5.75% due 1/15/2040	Baa3/BBB-	3,939,960
	1,500,000	Los Angeles Regional Airports Improvement
		Corporation Facilities Rev. (LAXFUEL Corporation),
		5.50% due 1/1/2032*	Aaa/AAA	1,515,765
	5,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev., 5% due 5/15/2029	Aaa/AAA	4,985,700
	5,000,000	San Francisco City and County Airports Commission
		Rev. (International Airport), 5.80% due 5/1/2021*	Aaa/AAA	5,300,000
Colorado — 3.8%	2,500,000	Regional Transportation District Sales Tax Rev.,
		5% due 11/1/2024	Aaa/AAA	2,522,600
Florida — 5.3%	3,345,000	Orange County Solid Waste Facility Refunding Rev.,
		5% due 10/1/2016	Aaa/AAA	3,485,189
Kansas — 4.8%	3,000,000	Burlington Pollution Control Rev. (Kansas Gas and
		Electric Company Project), 7% due 6/1/2031	Aaa/AAA	3,159,900
Louisiana — 1.2%	645,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012††	NR/AAA	772,813
Michigan — 3.8%	2,500,000	Harper Creek Community School District GOs,
		5.125% due 5/1/2031	Aa1/AA+	2,515,775
Minnesota — 0.8%	500,000	Minneapolis-Saint Paul Metropolitan Airports
		Commission Rev., 5.75% due 1/1/2032	Aaa/AAA	540,065
Missouri — 1.3%	790,000	Missouri State Housing Development Commission
		Rev. (Single Family Mortgage),
		6.375% due 9/1/2031*	NR/AAA	820,968
New York — 20.1%	3,000,000	Metropolitan Transportation Authority Rev.
		(Commuter Facilities), 6.10% due 7/1/2026Ø	Aaa/AAA	3,324,720
	1,415,000	New York City GOs, 6.25% due 4/15/2027	A2/A	1,546,270
	690,000	New York City GOs, 6.25% due 4/15/2027Ø	Aaa/A	775,139
	5,000,000	New York City Municipal Water Finance Authority
		(Water & Sewer System Rev.),
		5.75% due 6/15/2026	Aaa/AAA	5,358,650
	2,125,000	New York State Thruway Authority General Rev.,
		6% due 1/1/2025Ø	Aaa/AAA	2,233,736
Ohio — 8.1%	5,000,000	Hamilton County Sewer System Improvement Rev.
		(The Metropolitan Sewer District of Greater
		Cincinnati), 5% due 12/1/2014	Aaa/AAA	5,365,850

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)			April 30, 2004

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Pennsylvania — 9.6%	$1,000,000	Pennsylvania Turnpike Commission Rev.
		(Oil Franchise Tax), 5.25% due 12/1/2023	Aaa/AAA	$1,045,150
	5,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	5,277,900
Puerto Rico — 5.0%	3,000,000	Puerto Rico Electric Power Authority Rev.,
		5.25% due 7/1/2021	Aaa/AAA	3,266,910
Texas — 12.9%	3,000,000	Dallas Area Rapid Transit Sales Tax Rev.,
		5% due 12/1/2031	Aaa/AAA	2,973,270
	2,000,000	Matagorda County Navigation District No. 1 Pollution
		Control Rev. (Central Power and Light Co. Project),
		6.125% due 5/1/2030*	Aaa/AAA	2,158,860
	3,000,000	San Antonio Electric & Gas System Rev.,
		5.65% due 2/1/2019††	Aa1/AAA	3,389,610
Washington — 14.1%	2,000,000	Chelan County Public Utility District No. 1 (Chelan
		Hydro Consolidated System Rev.),
		5.25% due 7/1/2033*	Aaa/AAA	1,980,400
	2,000,000	Chelan County Public Utility District No. 1 (Chelan
		Hydro Consolidated System Rev.),
		5.60% due 1/1/2036*	Aaa/AAA	2,068,540
	5,000,000	King County Sewer GOs, 6.125% due 1/1/2033Ø	Aaa/AAA	5,260,000
Wisconsin — 0.5%	325,000	Wisconsin Housing & Economic Development
		Authority Housing Rev., 6.85% due 11/1/2012	Aaa/AAA	325,530

Total Municipal Bonds (Cost $84,819,442) — 133.5%				87,964,820

		Variable Rate Demand Notes

Connecticut — 1.5%	1,000,000	Connecticut State Health & Educational Facilities
		Authority Rev. (Yale University) due 7/1/2036	VMIG 1/A-1+	1,000,000
Illinois — 1.2%	800,000	Illinois Health Facilities Authority Rev. (University
		of Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	800,000
Missouri — 6.9%	4,545,000	Missouri State Health & Educational Facilities
		Authority Health Facility Rev. (Cox Health System)
		due 6/1/2022	VMIG 1/A-1	4,545,000
New York — 5.5%	2,000,000	New York City GOs due 8/15/2009	VMIG 1/A-1+	2,000,000
	1,600,000	New York City GOs due 8/1/2018	VMIG 1/A-1+	1,600,000
New York and
New Jersey — 0.8%	500,000	Port Authority of New York & New Jersey Special
		Obligation Rev. due 5/1/2019	VMIG 1/A-1+	500,000
Pennsylvania — 0.4%	100,000	Delaware County Industrial Development Authority
		Airport Facility Rev. (United Parcel Service)
		due 12/1/2015	NR/A-1+	100,000
	200,000	Lehigh County General Purpose Authority Rev.
		(Lehigh Valley Hospital) due 7/1/2029	VMIG 1/NR	200,000

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)			April 30, 2004

	Face		Ratings
State#	Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

Texas — 0.5%	$350,000	North Central Health Facilities Development
		Corporation Rev. (Presbyterian Healthcare System
		Project) due 12/1/2015	VMIG 1/A-1+	$350,000
Wyoming — 1.5%	1,000,000	Lincoln County Pollution Control Rev. (Exxon Project)
		due 7/1/2017*	P-1/A-1+	1,000,000

Total Variable Rate Demand Notes (Cost $12,095,000) — 18.3%				12,095,000

Total Investments (Cost $96,914,442) — 151.8%				100,059,820
Other Assets Less Liabilities — (0.8)%				(561,262)
Preferred Stock — (51.0)%				(33,600,000)

Net Assets for Common Stock — 100.0%				$65,898,558

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.

††	Escrowed-to-maturity security.

Ø	Pre-refunded security.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)	April 30, 2004

Assets:
Investments, at value:
Long-term holdings (cost $84,819,442)	$87,964,820
Short-term holdings (cost $12,095,000)	12,095,000

Total investments (cost $ 96,914,442)	100,059,820
Cash	423,410
Interest receivable	1,620,108
Receivable for securities sold	80,213
Expenses prepaid to stockholder service agent	21,582
Other	39,103

Total Assets	102,244,236

Liabilities:
Payable for securities purchased	2,539,544
Management fee payable	53,600
Payable for Common Stock purchased	32,918
Accrued expenses and other	119,616

Total Liabilities	2,745,678

Preferred Stock:
Preferred Stock Series TH, $0.01 par value, liquidation preference and asset coverage per share — $50,000 and $148,063, respectively;
Shares authorized and outstanding — 1,000 and 672, respectively	33,600,000

Net Assets for Common Stock	$65,898,558

Composition of Net Assets:
Common Stock, $0.01 par value; Shares authorized -- 49,999,000;
issued and outstanding — 4,716,229	$47,162
Additional paid-in capital	62,668,149
Undistributed net investment income	121,432
Accumulated net realized loss	(83,563)
Net unrealized appreciation of investments	3,145,378

Net Assets for Common Stock	$65,898,558

Net Asset Value per share of Common Stock (Market value $ 12.20)	$13.97

See Notes to Financial Statements.

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2004

Investment Income:
Interest		$2,377,847

Expenses:
Management fee	$329,332
Stockholder account and registrar services	63,607
Preferred stock auction, remarketing and rating agent fees	56,176
Auditing and legal fees	44,662
Stockholder reports and communications	21,936
Custody and related services	13,015
Directors’ fees and expenses	9,304
Stockholders’ meeting	8,902
Miscellaneous	5,544

Total Expenses	552,478

Net Investment Income		1,825,369	*

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	478,443
Net change in unrealized appreciation of investments	(1,903,777)

Net Loss on Investments		(1,425,334)

Dividends to Preferred Stockholders	(166,407)

Increase in Net Assets from Operations		$233,628

* Net investment income available for Common Stock is $1,658,962, which is net of Preferred Stock dividends of $166,407.
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

Operations:
Net investment income	$1,825,369	$3,626,682
Net realized gain (loss) on investments	478,443	(627,609)
Net change in unrealized appreciation of investments	(1,903,777)	552,605
Dividends to Preferred Stockholders (per share: $247.63 and $568.81)	(166,407)	(382,240)

Increase in Net Assets from Operations	233,628	3,169,438

Distributions to Common Stockholders:
Net investment income (per share: $0.371 and $0.789)	(1,750,153)	(3,719,413)
Net realized long-term gain on investments (per share: $0.032)	—	(150,868)

Decrease in Net Assets from Distributions to
Common Stockholders	(1,750,153)	(3,870,281)

Capital Share Transactions:
Value of shares of Common Stock issued in payment of
dividends (15,256 and 37,867 shares)	198,707	484,608
Value of shares of Common Stock issued in payment of
gain distribution (1,788 shares)	—	22,332
Cost of shares purchased for investment plan
(19,200 and 36,900 shares)	(249,039)	(474,609)

Increase (Decrease) in Net Assets from
Capital Share Transactions	(50,332)	32,331

Decrease in Net Assets	(1,566,857)	(668,512)

Net Assets for Common Stock:
Beginning of period	67,465,415	68,133,927

End of Period (including undistributed net investment
income of $121,432 and $227,814, respectively)	$65,898,558	$67,465,415

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies — The financial statements of Seligman Quality Municipal Fund, Inc. (the “Fund”) have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a. Security Valuation — All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. Federal Taxes — The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all net income and net gain realized.

c. Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes all discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

     Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At April 30, 2004, the interest rates paid on these notes ranged from 1.03% to 1.13%.

d. Distributions to Stockholders — Dividends and distributions paid by the Fund are recorded on the ex-dividend date.

     The treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2. Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004, amounted to $10,403,435 and $10,227,950, respectively.

     At April 30, 2004, the cost of investments for federal income tax purposes was $96,721,303. The tax basis cost was less than the cost for financial reporting purposes due to the amortization of market discounts for financial reporting purposes of $193,139. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $4,106,971 and $768,454, respectively.

3. Dividend Investment Plan — Under the Fund’s Charter, dividends or other distributions on the Common Stock cannot be declared unless the Fund can satisfy the requirements of two asset maintenance tests after giving effect to such distributions. The Fund has satisfied these tests.

     The Fund, in connection with its Dividend Investment Plan (the “Plan”), acquires and issues shares of its own Common Stock, as needed, to satisfy Plan requirements. For the six months ended April 30, 2004, 19,200 shares were purchased in the open market at a cost of $249,039, which represented a weighted average discount of 10.24% from the net asset value of those acquired shares.

Notes to Financial Statements (unaudited)

A total of 15,256 shares were issued to Plan participants during this period for proceeds of $198,707, a weighted average discount of 9.86% from the net asset value of those shares.

     The Fund may make additional purchases of its Common Stock in the open market and elsewhere at such prices and in such amounts as the Board of Directors may deem advisable. No such additional purchases were made during the six months ended April 30, 2004.

4. Capitalization — The Fund is authorized to issue 50,000,000 shares of Capital Stock, par value $0.01 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized to classify and reclassify any unissued shares of Capital Stock, and has reclassified 1,000 shares of unissued Common Stock as Preferred Stock.

     The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Charter are not satisfied. Liquidation preference of the Preferred Stock is $50,000 per share plus accumulated and unpaid dividends.

     Dividends on Preferred Shares are cumulative at a rate reset every seven days based on the rate per annum or such other period as determined by the Fund that results from an auction.

     In accordance with Emerging Issues Task Force Topic No. D-98, “Classification and Measurement of Redeemable Securities,” the Fund classifies its Preferred Stock outside of permanent equity in the net assets section of the statement of assets and liabilities. In addition, distributions to Preferred Stockholders are classified as a component of the “increase in net assets from operations” in the statements of operations and of changes in net assets and as a component of the “total from investment operations” in the financial highlights.

     The holders of Preferred Stock have voting rights equal to the holders of Common Stock (one vote per share) and generally will vote together with holders of shares of Common Stock as a single class. Voting as a separate class, holders of Preferred Stock are entitled to elect two of the Fund’s directors.

5. Management Fee, Administrative Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.65% per annum of the Fund’s average daily net assets, which includes the value attributable to the Fund’s Preferred Stock.

     Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $49,407 for stockholder account services in accordance with a methodology approved by the Fund’s directors. Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, stockholder transaction volume and number of stockholder accounts.

     The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (“the Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of April 30, 2004, the Fund’s potential obligation under the Guaranties is $21,200. As of April 30, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is

Notes to Financial Statements (unaudited)

charged to the Fund as part of Seligman Data Corp.’s stockholder account services cost.

     Certain officers and directors of the Fund are officers or directors of the Manager and/or Seligman Data Corp.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at April 30, 2004, of $12,230 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

6. Capital Loss Carryforward — At October 31, 2003, the Fund had a capital loss carryforward for federal income tax purposes of $577,197, all of which expires in 2011 and is available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to stockholders until net capital gains have been realized in excess of the available capital loss carryforward.

7. Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Seligman Quality Municipal Fund was not affected by these circumstances and, accordingly, did not receive any payments from the Manager.

     The Manager recently conducted an extensive internal review in response to recent developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three already had been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

     The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

     The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

Financial Highlights (unaudited)

     The Fund’s financial highlights are presented below. “Per share operating performance” data is designed to allow investors to trace the operating performance, on a per Common share basis, from the net asset value at the beginning of a period to the net asset value at the end of a period, so that investors can understand what effect the individual items listed below have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per Common share amount, based on average shares outstanding.

     “Total investment return” measures the Fund’s performance assuming that investors purchased Fund shares at market value or net asset value as of the beginning of the period, reinvested dividends and capital gains paid as provided for in the Fund’s dividend investment plan, and then sold their shares at the closing market value or net asset value on the last day of the period. The computations do not reflect any sales commissions investors may incur in purchasing or selling Fund shares, nor do they reflect taxes investors may incur on distributions or on the sale of Fund shares. Total investment return for periods of less than one year is not annualized.

     The ratios of expenses and net investment income to average net assets and to average net assets for Common Stock, for all periods presented, do not reflect the effect of dividends paid to Preferred Stockholders.

	Six Months	Year Ended October 31,
	Ended
	4/30/04	2003	2002†	2001	2000	1999

Per Share Operating Performance:
Net Asset Value, Beginning
of Period	$14.29	$14.44	$14.40	$13.62	$13.55	$15.47

Income from Investment Operations:
Net investment income	0.39	0.77	0.95	0.99	1.02	1.01
Net realized and unrealized investment
gain (loss) on investments	(0.30)	(0.02)	0.03	0.79	0.42	(1.57)
Dividends paid from net investment
income to Preferred Stockholders	(0.04)	(0.08)	(0.11)	(0.24)	(0.30)	(0.25)

Total from Investment Operations	0.05	0.67	0.87	1.54	1.14	(0.81)

Less Distributions to Common
Stockholders:
Dividends paid from net investment
income	(0.37)	(0.79)	(0.71)	(0.69)	(0.72)	(0.76)
Dividends in excess of net investment
income	—	—	—	—	(0.06)	(0.04)
Distributions from net realized gain	—	(0.03)	(0.12)	(0.07)	(0.29)	(0.31)

Total Distributions to Common
Stockholders	(0.37)	(0.82)	(0.83)	(0.76)	(1.07)	(1.11)

Net Asset Value, End of Period	$13.97	$14.29	$14.44	$14.40	$13.62	$13.55

Market Value, End of Period	$12.20	$12.58	$12.57	$12.59	$11.50	$11.43	75

See footnotes on page 13.

Financial Highlights (unaudited) (continued)

	Six Months	Year Ended October 31,
	Ended
	4/30/04	2003	2002†	2001	2000	1999

Total Investment Return:
Based upon market value	(0.23)%	6.69%	6.69%	16.52%	10.29%	(20.38)%
Based upon net asset value	0.58%	5.50%	7.16%	12.52%	10.26%	(5.11)%
Ratios/Supplemental Data:
Ratio of expenses to average net assetsØ	1.09%††	1.10%	1.08%	1.05%	1.05%	1.12%
Ratio of expenses to average net assets
for Common Stock	1.63%††	1.65%	1.62%	1.58%	1.62%	1.67%
Ratio of net investment income to
average net assetsØ	3.60%††	3.57%	4.49%	4.66%	4.98%	4.61%
Ratio of net investment income to
average net assets for Common Stock	5.38%††	5.33%	6.76%	7.03%	7.64%	6.85%
Portfolio turnover rate	11.18%	15.92%	6.01%	11.72%	11.15%	17.66%
Net assets for Common Stock,
end of period (000s omitted)	$65,899	$67,465	$68,134	$67,981	$64,272	$63,972

†	As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for
Investment Companies and began amortizing market discounts on portfolio securities for financial reporting purposes. The effects of this accounting change for the year ended October 31, 2002, were to increase net investment income per share and decrease net realized and unrealized gain per share by $0.01; and to increase the ratios of net investment income to average net assets and to average net assets for Common Stock from 4.42% to 4.49%, and from 6.65% to 6.76%, respectively. The per share operating performance and ratios for periods prior to November 1, 2001, have not been restated.

††	Annualized.

Ø	Average net assets includes the value of Preferred Stock.

See Notes to Financial Statements.

Proxy Results

Stockholders of Seligman Quality Municipal Fund, Inc. voted on the following proposals at the Annual Meeting of Stockholders on May 13, 2004, in New York City. The description of each proposal and number of shares voted are as follows:

Election of Directors:

Election by Holders of Preferred Shares and Common Shares:

	For	Withheld

Alice S. Ilchman	4,210,662.695	270,824
Frank A. McPherson	4,205,862.695	275,624
Leroy C. Richie	4,205,948.695	275,538
Brian T. Zino	4,206,277.695	275,209

Ratification of Deloitte & Touche LLP as independent auditors for 2004:

For	Against	Abstain

4,420,208.785	20,745	40,532.910

Manager	Stockholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	(800) 874-1092	Stockholder Services
100 Park Avenue	100 Park Avenue	(212) 682-7600	Outside the
New York, NY 10017	New York, NY 10017		United States
		(800) 622-4597	24-Hour Automated
General Counsel			Telephone Access
Sullivan & Cromwell LLP			Service

Board of Directors

Robert B. Catell 2,3		William C. Morris
Chairman, Chief Executive Officer and Director,		Chairman, J. & W. Seligman & Co. Incorporated
KeySpan Corporation		Chairman, Carbo Ceramics Inc.

John R. Galvin 1,3		Leroy C. Richie 1,3
Dean Emeritus, Fletcher School of Law and		Chairman and Chief Executive Officer,
Diplomacy at Tufts University		Q Standards Worldwide, Inc.

Alice S. Ilchman 2,3		Robert L. Shafer 2,3
President Emerita, Sarah Lawrence College		Retired Vice President, Pfizer Inc.
Director, Jeannette K. Watson Summer Fellowship
Trustee, Committee for Economic Development		James N. Whitson1,3
Retired Executive Vice President and Chief Operating Officer,
Frank A. McPherson 2,3		Sammon Enterprises, Inc.
Retired Chairman of the Board and Chief Executive		Director, CommScope, Inc.
Officer, Kerr-McGee Corporation
Director, ConocoPhillips		Brian T. Zino
Director, Integris Health		Director and President,
J. & W. Seligman & Co. Incorporated
John E. Merow 1,3		Chairman, Seligman Data Corp.
Retired Chairman and Senior Partner,		Chairman, ICI Mutual Insurance Company
Sullivan & Cromwell LLP		Member of the Board of Governors,
Director, Commonwealth Industries, Inc.		Investment Company Institute
Trustee, New York-Presbyterian Hospital

Betsy S. Michel 1,3	Member:	1 Audit Committee
Trustee, The Geraldine R. Dodge Foundation		2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Eileen A. Comerford	Lawrence P. Vogel
Chairman	Vice President	Vice President and Treasurer

Brian T. Zino	Audrey G. Kuchtyak	Frank J. Nasta
President and Chief Executive Officer	Vice President	Secretary

Thomas G. Moles	Thomas G. Rose
Executive Vice President	Vice President

Seligman Quality Municipal Fund, Inc.
Managed by
J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

CESQF3b 4/04

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN QUALITY MUNICIPAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 25, 2004

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	June 25, 2004

SELIGMAN QUALITY MUNICIPAL FUND, INC.

EXHIBITS INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.